Loans and Allowance for Loan Losses - Schedule of Loan Portfolio Aging Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and Allowance for Loan Losses
Non Accrual	$ 182	$ 4,209
Total gross loans	460,875	454,372
30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	401	345
60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	24	0
Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	0
Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	607	4,554
Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	460,268	449,818
Commercial
Loans and Allowance for Loan Losses
Non Accrual	0	0
Total gross loans	90,548	90,892
Commercial | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	126	63
Commercial | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	0
Commercial | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	0
Commercial | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	126	63
Commercial | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	90,422	90,829
Commercial Real Estate
Loans and Allowance for Loan Losses
Non Accrual	9	3,818
Total gross loans	270,312	266,777
Commercial Real Estate | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	158	220
Commercial Real Estate | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	0
Commercial Real Estate | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	0
Commercial Real Estate | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	167	4,038
Commercial Real Estate | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	270,145	262,739
Residential
Loans and Allowance for Loan Losses
Non Accrual	173	391
Total gross loans	94,012	90,132
Residential | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	102	22
Residential | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	24	0
Residential | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	0
Residential | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	299	413
Residential | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	93,713	89,719
Installment
Loans and Allowance for Loan Losses
Non Accrual	0	0
Total gross loans	6,003	6,571
Installment | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	15	40
Installment | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	0
Installment | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	0
Installment | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	15	40
Installment | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	$ 5,988	$ 6,531